Other receivables	12 Months Ended
Dec. 31, 2024
Other Receivables
Other receivables

16. Other receivables

	2024	2023

Other receivables	1,415,263	1,691,665
Other receivables - ECL Allowance	(1,820)	(2,635)
Total	1,413,443	1,689,030

Other receivables are mostly related to the acquisition from merchant acquirers of their credit card receivables due from credit card issuers (mostly banks and other financial institutions), measured initially at fair value and to the agreement with Mastercard including incentive mechanisms linked to debit and credit transaction volume performance and other performance obligations. The ECL expenses for the year ended December 31, 2024 decreased US$360. As of December 31, 2024 and 2023, the total amount of the Group's exposure was classified as Stage 1 Strong (PD<5%) and there was no transfer between stages for the year ended on December 31, 2024 and 2023.

All receivables are classified in stages. The explanation of each stage is set out in the Company's accounting policies (see note 4).